Description of Organization and Business Operations - Business Combination (Details)	Mar. 31, 2025 $ / shares	Mar. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 09, 2021 shares
Iris | Class A shares
Description of Organization and Business Operations
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Number of shares called by each warrant | shares					1
Iris Parent Holding Corp
Description of Organization and Business Operations
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Iris Parent Holding Corp | Redeemable warrant
Description of Organization and Business Operations
Number of warrants held in each unit | shares		0.25
Iris Parent Holding Corp | Class A shares
Description of Organization and Business Operations
Shares redeemed | shares		59,844
Cash redemption price per share		$ 11.74
Aggregate cash redemption amount | $		$ 702,359
Number of shares held in each unit | shares		1
Common Stock, Par or Stated Value Per Share		$ 0.0001
Liminatus and Iris | Iris Parent Holding Corp
Description of Organization and Business Operations
Common Stock, Par or Stated Value Per Share		$ 0.0001
Number of common shares converted		1
Liminatus and Iris | Iris Parent Holding Corp | Non-redeemable warrant
Description of Organization and Business Operations
Price per share		$ 11.5
Liminatus and Iris | Iris Parent Holding Corp | Class A shares | Non-redeemable warrant
Description of Organization and Business Operations
Number of shares called by each warrant | shares		1